Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Schedule of Inventories [Abstract]
Raw materials	$ 3,167	$ 3,216
Work-in-progress	1,571	1,015
Finished goods	2,543	2,863
Total Inventories	$ 7,281	$ 7,094